FINANCIAL STATEMENT SCHEDULE I - Condensed Statements Of Comprehensive Loss (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Sep. 30, 2019 CNY (¥)	Sep. 30, 2019 USD ($)	Sep. 30, 2018 CNY (¥)	Sep. 30, 2017 CNY (¥)
General and administrative expenses	¥ (108,196)	$ (15,137)	¥ (84,953)	¥ (34,353)
Fair value change of contingent earn-out liabilities	42,404	5,933	6,164	(5,165)
(Loss) Income before equity in losses of subsidiaries and consolidated VIEs	(448,307)	(62,719)	(426,435)	(189,546)
Net loss	(498,242)	(69,705)	(499,859)	(245,475)
Foreign currency translation adjustments	(7,621)	(1,066)	4,551	(2,838)
Deemed dividend	(307,389)	(43,005)	(135,545)	(58,763)
Comprehensive loss	(505,863)	(70,771)	(495,308)	(248,313)
Parent Company
General and administrative expenses	(15,888)	(2,223)	(5,247)	(1,574)
Interest income	1,761	246	2,096
Fair value change of contingent earn-out liabilities	42,404	5,933	6,164	(5,165)
(Loss) Income before equity in losses of subsidiaries and consolidated VIEs	28,277	3,956	3,013	(6,739)
Equity in losses of subsidiaries and consolidated VIEs	(526,614)	(73,674)	(502,935)	(238,700)
Net loss	(498,337)	(69,718)	(499,922)	(245,439)
Foreign currency translation adjustments	(7,621)	(1,066)	4,551	(2,838)
Deemed dividend	(307,389)	(43,005)	(135,547)	(58,763)
Comprehensive loss	¥ (813,347)	$ (113,789)	¥ (630,918)	¥ (307,040)